(7) Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Short Term Convertible Debt
	June 30, 2020	December 31, 2019	December 31, 2018
Note 1	$ -	$ 100,000	$ 100,000
Note 2	10,000	10,000	-
Note 3	100,000	100,000	-
Note 4	15,000	15,000	-
Note 5	42,500	42,500	-
Note 6	57,500	57,500	-
Note 7	50,000	50,000	-
Note 8	25,000	25,000	-
Note 9	200,000	-	-
Note 10	10,000	-	-
Total convertible notes	510,000	400,000	100,000
Less current maturities	(110,000)	(110,000)	-
Long term portion	$ 400,000	$ 290,000	$ 100,000